CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Net income	$ 663,671	$ 1,270,353	$ 530,356
Other comprehensive income, net of tax
Unrealized gain on available-for-sale securities, net of taxes of $40,000, $46,000 and $43,000 for the fiscal years 2013, 2012 and 2011, respectively	50,156	7,062	70,978
Reclassification adjustment			13,720
Net change in other comprehensive income	50,156	7,062	84,698
Comprehensive income	$ 713,827	$ 1,277,415	$ 615,054